Significant Accounting Policies (Details) ¥ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2020 CNY (¥)
Significant Accounting Policies (Details) [Line Items]
Reclassified technical service income (in Dollars) | $		$ 0.6		$ 2.1
Cash at bank	¥ 129,300		¥ 80,100			$ 18.2	$ 11.5
Cast at bank denominate	114,100						$ 34.8
Cash and cash equivalents	¥ 124,400		¥ 113,900
Variable interest entity	51.10%		99.10%			51.10%	99.10%
Restricted Cash	¥ 5,000		¥ 5,000		¥ 5,000
Bank deposits	21,500		34,800
Interest income	160		80		100
Provision of allowance for current expected credit losses	1,203		23		484
Goodwill	84,609		84,609
Revenue	900		8,700		3,300
Balance of contract liabilities	4,295		888		8,700			¥ 3,300
Deferred government grants	1,400		1,400		1,100
Unamortized portion of deferred government grants			300		¥ 800
Employee welfare benefits	¥ 56,200		48,600
Percentage of tax settlement	50.00%	50.00%
Statutory surplus of registered capital of entity, percentage	50.00%	50.00%
Cash and cash equivalents			¥ 39,800
Restricted cash denominated	¥ 119,100
Percentage of cash equivalents and restricted cash	47.90%	47.90%	33.20%	33.20%
Agency agreements [Member]
Significant Accounting Policies (Details) [Line Items]
Estimated useful life	2 years					2 years
Channel relationship [Member]
Significant Accounting Policies (Details) [Line Items]
Estimated useful life	2 years					2 years
License [Member]
Significant Accounting Policies (Details) [Line Items]
Amortization period of estimated useful lives	10 years	10 years
Validity of intangible assets	5 years	5 years
Customer A [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Significant Accounting Policies (Details) [Line Items]
Concentration risk of customers
Customer B [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Significant Accounting Policies (Details) [Line Items]
Concentration risk of customers
Customer C [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Significant Accounting Policies (Details) [Line Items]
Concentration risk of customers
Supplier B [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Significant Accounting Policies (Details) [Line Items]
Concentration risk of customers
Supplier C [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Significant Accounting Policies (Details) [Line Items]
Concentration risk of customers
Consolidated Entity, Excluding Consolidated VIE [Member]
Significant Accounting Policies (Details) [Line Items]
Statutory surplus of registered capital of entity, percentage	50.00%	50.00%
Supplier A [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Significant Accounting Policies (Details) [Line Items]
Concentration risk of customers